787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

February 18, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Basic Value Fund, Inc.

(File No. 002-58521 and File No. 811-02739)

Ladies and Gentlemen:

On behalf of BlackRock Basic Value Fund, Inc. (the “Fund”) and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 9, 2015, to the Prospectuses, dated October 28, 2014 and February 3, 2015, for the Fund. The purpose of the filing is to submit the 497 filing dated February 9, 2015 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8978.

Very truly yours,

/s/ Brian Hall
Brian Hall

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC